Fees Summary	Oct. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 411,000
Previously Paid Amount	0.00
Total Fee Amount	56.76
Total Offset Amount	0.00
Net Fee	56.76
Narrative - Max Aggregate Offering Price	$ 411,000
Final Prospectus	true